Leases - Schedule of right-of-use assets and lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Right-of-use assets
Balance at the beginning of period	$ 217,683	$ 241,421
Additions	28,939	14,270
Disposals	(256)	(2,388)
Depreciation expense	(37,552)	(35,127)
Effect of change in exchange rates	245	(493)
Impairment of right-of-use asset	(3,759)	0	$ 0
Balance at the end of period	205,300	217,683	241,421
Lease obligations
Balance at the beginning of period	264,568	285,973
Additions	27,042	13,213
Disposals	(270)	(2,388)
Interest expense	7,019	7,702
Payments	(44,874)	(38,125)
Effect of change in exchange rates	3,064	(1,807)
Balance at the end of period	256,549	264,568	285,973
Lease liabilities total
Lease obligations, current	42,446	34,743
Lease obligations, non-current	214,103	229,825
Total lease obligations, as the end of period	$ 256,549	$ 264,568	$ 285,973